Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31,
	2018 $	2017 $	2016 $
Accounts receivable, including other current assets	(16,020)	14,603	(108)
Pool receivables from affiliates	(40,999)	16,193	38,137
Due from affiliates	9,440	17,562	18,371
Prepaid expenses	(15,507)	8,767	2,313
Accounts payable and accrued liabilities	9,778	(13,996)	(26,821)
Due to affiliates	(1,147)	(32,641)	(3,606)
Deferred revenue	(557)	(3,898)	1,718
Other	60	—	—
Change in operating assets and liabilities	(54,952)	6,590	30,004

b.
Cash interest paid (including interest paid by the Entities under Common Control) during the years ended December 31, 2018, 2017, and 2016 totaled $47.6 million, $26.4 million, and $38.5 million, respectively.

c.
In November 2017, the Company acquired the outstanding shares of TIL through issuing 89.0 million Class A common shares, which was treated as a non-cash transaction in the Company's consolidated statement of cash flows. As a result of this transaction, the Company acquired $37.6 million in cash and paid $6.9 million in transaction costs (note 23).

d.
The Company maintains restricted cash deposits relating to certain contracts which were assumed as part of the acquisition of the ship-to-ship transfer business in 2015, LNG terminal management and for certain freight forward agreements (note 12). Attached to these contracts are certain performance guarantees required by the Company. The Company also maintains restricted cash deposits for the purposes of the margin requirements of the Company's obligations related to certain capital leases (note 11). Total cash, cash equivalents and restricted cash are as follows:

	As at December 31, 2018	As at December 31, 2017	As at December 31, 2016	As at December 31, 2015
	$	$	$	$
Cash and cash equivalents	54,917	71,439	94,157	156,520
Restricted cash - current	2,153	1,599	750	870
Restricted cash - long-term	3,437	2,672	—	—
	60,507	75,710	94,907	157,390